Share-based payments - Restricted Share Units Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 29, 2020	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of other equity instruments granted		10 years
Exchange ratio upon vesting or expiration (in shares)		1
Number of other equity instruments granted in (in shares)		0	486,000	210,000
Number of other equity instruments forfeited (in shares)		30,000	56,000	49,500
Tax withheld | $		$ 412	$ 145
Expense from share-based payment transactions with employees | $		$ 1,995	$ 3,238	$ 127
Withholding number of shares vested		253,907
Withheld and paid to taxation authority		69,427	59,901	0
Restricted Share Units (RSU) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted Share Units (RSU) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years